Combined Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 605	$ 2,202
Operating expenses:
Research and development (including amounts with related parties)	139,507	111,997
Selling, general and administrative (including amounts with related parties)	71,318	46,456
Impairment of intangible assets	10,660	0
Total operating expenses	221,485	158,453
Loss from operations	(220,880)	(156,251)
Other income (expense):
Interest and investment income, net	2,435	2,442
Interest expense (including amounts with related parties)	(9,074)	(5,920)
Other income (expense), net (including amounts with related parties)	1,486	(534)
Total other expense	(5,153)	(4,012)
Loss before income taxes and noncontrolling interest	(226,033)	(160,263)
Income tax benefit	1,846	105
Net loss	(224,187)	(160,158)
Net loss attributable to noncontrolling interests, net of tax	(2,336)	(2,381)
Net loss attributable to ImmunityBio common stockholders	$ (221,851)	$ (157,777)
Net loss per ImmunityBio common share - basic and diluted	$ (0.59)	$ (0.43)
Weighted-average number of common shares used in computing net loss per share - basic and diluted	377,067,527	366,324,859